Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ / shares in Units, ¥ in Billions		1 Months Ended
	Feb. 25, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($) $ / shares	Feb. 28, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Feb. 28, 2025 CNY (¥)
2030 Five-year and 2035 Notes
Subsequent Event [Line Items]
Debt instrument frequency of periodic interest payment		Interest on the Notes will accrue from March 12, 2025 and be payable semi-annually
Debt instrument, payment terms		March 12 and September 12 of each year, beginning on September 12, 2025
2032 Exchangeable Bonds [Member]
Subsequent Event [Line Items]
Debt face amount		$ 2,000,000,000
Debt instrument, convertible, conversion ratio		1,107.0457
Debt instrument convertible conversion ratio basis amount		$ 100,000
Debt instrument, maturity date range, end		Mar. 12, 2032
2035 Notes [Member]
Subsequent Event [Line Items]
Debt face amount | ¥					¥ 2.5
Debt instrument, maturity date range, end		Mar. 12, 2035
Interest rate		3.00%			3.00%
2030 Five-year Notes [Member]
Subsequent Event [Line Items]
Debt face amount | ¥					¥ 7.5
Debt instrument, maturity date range, end		Mar. 12, 2030
Interest rate		2.70%			2.70%
iQIYI 2030 Convertible Notes
Subsequent Event [Line Items]
Debt face amount			$ 350,000,000			¥ 2.6
Debt, put date			Mar. 15, 2028	Mar. 15, 2028
Debt instrument frequency of periodic interest payment			interest is payable quarterly	interest is payable quarterly
Debt Instrument, Repurchase Amount			$ 300,000,000			¥ 2.2
Debt instrument, redemption price, percentage of principal amount redeemed			100.00%	100.00%
Debt instrument, convertible, conversion price | $ / shares			$ 3.09
Debt instrument, convertible, conversion ratio			324.0966	324.0966
Debt instrument convertible conversion ratio basis amount			$ 1,000
Debt instrument, maturity date range, end			Mar. 15, 2030	Mar. 15, 2030
Debt instrument, date of first required payment			Jun. 15, 2025	Jun. 15, 2025
Debt instrument, payment terms			March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2025	March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2025
Interest rate			4.625%			4.625%
Proceeds from issuance of debt			$ 345,000,000	¥ 2.5
YY live [Member] | JOYY [Member]
Subsequent Event [Line Items]
Business combinations	$ 2,100,000,000
Escrow deposit	$ 1,600,000,000